Subsequent Events - (Details Narrative) - USD ($)																	3 Months Ended		12 Months Ended
	May 06, 2021	May 06, 2021	May 01, 2021	Apr. 30, 2021	Apr. 25, 2021	Apr. 21, 2021	Apr. 20, 2021	Apr. 19, 2021	Apr. 08, 2021	Apr. 07, 2021	Mar. 30, 2021	Mar. 30, 2021	Mar. 15, 2021	Mar. 08, 2021	Mar. 05, 2021	Aug. 28, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Payment to acquire property, pland and equipment																	$ 149,100	$ 5,200	$ 408,000	$ 402,800
Horseshoe Bay, Texas [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment													$ 1,500,000	$ 2,500,000
Belfair, Washington [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment												$ 8,640,000
Bremerton, Washington [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment																$ 1,500,000
Subsequent Event [Member] | Horseshoe Bay, Texas [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment	$ 2,005,200				$ 4,750,000	$ 16,900,000	$ 265,000	$ 120,000	$ 219,000
Subsequent Event [Member] | Belfair, Washington [Member]
Payment to acquire property, pland and equipment															$ 3,915,000
Subsequent Event [Member] | Belfair, Washington [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment											$ 8,640,000
Subsequent Event [Member] | Georgetown, Texas [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment										$ 722,975
Subsequent Event [Member] | Birch Bay, Washington [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment				$ 14,300,000
Subsequent Event [Member] | Punta Gorda, Florida [Member] | Purchase and Sale Agreement [Member]
Payment to acquire property, pland and equipment		$ 4,700,000
Subsequent Event [Member] | Bremerton, Washington [Member]
Payment to acquire property, pland and equipment			$ 35,000